THE WEISS FUND
                                                               December 31, 2001
A LETTER FROM THE PRESIDENT

Dear Shareholder,

     I'm pleased to provide you with the Annual Report to Shareholders for the fiscal year ended December 31, 2001 for The Weiss Fund, consisting of Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund.

     Last year marked the beginning of America's first recession after one of the longest expansions in history. Yet, most economists seem to believe that the recession is about to end, making it one of the shortest on record. To me, this is an incongruity. Our research indicates that, historically, long periods of rapid growth are followed by long periods of deep contraction.

     Indeed, I believe that the sparse indicators heralded by many economists as "signs of a recovery," represent little more than a psychological bounce from the intense shock of the September attacks.

     I believe that most of the stock market's rally since September of 2001 is based on the hope that the recession is nearly over. Any evidence that pops that bubble of hope could result in negative consequences for the market.

     The goal of the Weiss Treasury Only Money Market Fund remains unchanged: seeking maximum current income consistent with preservation of capital, regardless of the ups and down in the economy or the financial markets. We seek to achieve this goal each and every day by investing exclusively in short-term U.S. Treasury securities or equivalent.

     In today's uncertain times, however, this achievement does not come without a price: lower yields. Indeed, in all my 35 years tracking interest rates, I cannot remember a time when the yield on Treasury securities was lower. I believe that the recession alone, which so far has been less severe than past recessions, is not nearly enough to explain this extreme low-interest phenomenon. To me, it seems that there is something much larger at stake: A massive effort by the Federal Reserve Board to change the course of history, relying almost entirely on just one weapon -- lower short-term interest rates.

     So far, however, despite the most interest rate cuts for any one year in American history, the success has been limited at best. Since the Federal Reserve Board began lowering rates last year, long-term interest rates have barely budged. America's corporations continue to slash their capital spending. And corporate profits show no sign of improvement. Indeed, I believe there is now evidence that the Federal Reserve Board's interest rate policy may backfire -- namely a recent surge in long-term interest rates. If this continues, we anticipate that short-term interest rates should also recover, helping to lift the yield on the Weiss Treasury Only Money Fund from its current levels.

     The Weiss Millennium Opportunity continues to seek capital appreciation. Our investment strategy for the Fund is to seek to benefit in both rising and falling markets. Our strategy -- to identify as best we can the peaks and troughs in key market sectors -- helped the Fund in the fourth quarter of 2001. We discuss this in more detail in the Management Review on page 1.

     In October, John N. Breazeale stepped down as President and Trustee of the Fund, to form his own company, Delray Financial Corporation, and become a Sub-Advisor to the Funds. This has been a positive development for the Funds, as it has allowed him to focus exclusively on investment strategy and research. In addition to appointing a new President, the Board appointed Clara Maxcy Vice President of The Weiss Fund and as a Trustee on the Board.

     We look forward to continuing to serve our Fund shareholders' best interests in 2002, and we thank you for your continued trust. For questions concerning your account in either Weiss Treasury Only Money Market Fund or Weiss Millennium Opportunity Fund, contact a Fund representative at 800-430-9617.

Sincerely,

/s/ Martin D. Weiss, Ph.D.

Martin D. Weiss, Ph.D.
President and Trustee

                    2001 Annual Portfolio Management Review

2001 proved to be another down year for the U.S. stock markets. The long-term trend for the NASDAQ Composite remained in a downward trajectory, in spite of the strong rally that began in late September. It seems as though the markets appear to be pricing in a quick end to the recession as we head into 2002.

Many economists believe that the U.S. will be out of its recession by the first half of 2002, and that corporate profits will begin to climb. Although signs of strength are starting to show up in various economic data, we remain skeptical that the economy will be able to rebound as strongly as the consensus expects. Stocks appear to be fully valued at current levels, and upside potential seems limited, in our view. Optimism, hype, and ample liquidity may keep the markets strong for a while, but if corporate earnings fail to recover strongly in 2002, a scenario we feel is quite likely, the downtrend for the markets may once again resume in full force.

The volatile environment in 2001, compounded by the events of September 11, kept Weiss Millennium Opportunity Fund actively invested in both long & short positions. The sharp rallies towards the middle and end of the year caused the Fund to under-perform its benchmark, the NASDAQ Composite Index, during those periods, as the defensive nature of the Fund caused it to hold more short positions than long positions. However, even with the rallies, most stocks ended the year lower. The Fund was able to take advantage of the weak markets by shorting stocks in a variety of sectors. Core short positions in RF Micro Devices (RFMD), America Movil (AMX), and Eastman Chemical (EMN) performed well as their share prices tumbled.

In addition, core long positions such as Boeing (BA), Key Production (KP), and Glamis Gold (GLG) added value to the Fund, as we concentrated on defensive sectors. Nevertheless, the market's volatility, fueled by speculative euphoria, prevented the Fund from appreciating.

Overall, Weiss Millennium Opportunity Fund's Class A shares ended the year down 5.54% (after fee waivers and expense reimbursements) with a closing net asset value of $8.19. However, this compared favorably to its benchmark, the NASDAQ Composite Index, which saw its value drop 21.1% for the year ended December 31, 2001. As we begin a new year, we will continue to adjust our models to help find the best investment opportunities as we strive to maximize shareholder value.

With respect to Weiss Treasury Only Money Market Fund, worries over the possibility of a severe recession enabled the Federal Reserve to drop short-term rates an unprecedented 11 times during 2001, bringing yields down to levels not seen since the Kennedy era. Signs of economic weakness throughout the year, eclipsed by the September 11 attacks, seemed to push more investors into Treasury investments, causing prices to rise and yields to tumble. By layering our maturity distributions in a careful and disciplined manner throughout the year, we were able to stay ahead of the average 7-day yield on U.S. Treasury and Repo Funds*. After fee waivers, as of December 31, 2001, the Fund's 7-day yield was 1.59%**, which compared favorably to the average of its competitors, which as of December 31, 2001 had a 7-day yield of 1.35%*. As always, we will continue to monitor rates and adjust the Fund's average maturity as we feel is necessary.
--------------------------------------------------------------------------------
The opinions expressed in this report are those of Weiss Money Management, Inc. and are current only through the end of the period of the report as stated on the cover. These opinions should not be relied upon for investment advice, and are subject to change based upon market or other conditions.

 * As reported by: Imoneynet, Inc.; Money Fund Report, January 4, 2002

** All performance results reflect applicable expense waivers and reimbursements, without which the results would have been less favorable. Past performance is no guarantee of future results.

THE WEISS FUND
PERFORMANCE SUMMARY
RESULTS OF A HYPOTHETICAL $10,000 INVESTMENT
WEISS MILLENNIUM OPPORTUNITY FUND (CLASS A SHARES) V. BENCHMARK INDEX SEPTEMBER 21, 1999** TO DECEMBER 31, 2001
[CHART]

                                                                WEISS MILLENNIUM OPPORTUNITY
                                                                       FUND - CLASS A                NASDAQ COMPOSITE INDEX*
                                                                ----------------------------         -----------------------
09/21/1999                                                                 9925.00                           10000.00
12/31/1999                                                                10127.50                           14424.50
06/30/2000                                                                 9302.60                           14058.70
12/31/2000                                                                 8649.18                            8757.29
06/30/2001                                                                 8499.54                            7660.98
12/31/2001                                                                 8170.34                            6913.62

----------------------------------------------------------------------------------------
          Average Annual Total Return              1 Year     Since September 21, 1999**
----------------------------------------------------------------------------------------
 Weiss Millennium Opportunity Fund - Class A       (6.2%)               (8.5%)
 Weiss Millennium Opportunity Fund - Class S       (5.7%)              (11.4%)
 NASDAQ Composite Index*                           (21.1%)             (14.9%)

  * Source: Bloomberg L.P.
 ** Commencement of Operations

ABOUT THIS PERFORMANCE SUMMARY

The information above compares the historical performance of Weiss Millennium Opportunity Fund to a broad-based securities market index. It is intended to give you an idea of how the Fund performed relative to this index over the periods indicated. It is important to understand differences between the Fund and an index.

An index measures performance of a hypothetical portfolio. The NASDAQ Composite Index, which is a market-value weighted measure of all domestic and non-U.S. based common stocks (over 5,000 companies) listed on The Nasdaq Stock Market, is not managed and incurs no sales charges, fees or expenses. It is not possible to invest directly in an index. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return.

Total return for the Fund's Class A shares accounts for the deduction of the maximum applicable sales charge of 1.50% (up to a maximum of $75 per account) and for both classes includes management fees and other fund expenses. The performance of the Fund's Class S shares will differ from that of Class A shares due to differing fees and expenses. All performance results reflect applicable expense waivers and reimbursements, without which the results would have been less favorable. Waivers and reimbursements are voluntary and may be rescinded at any time. See the Fund's prospectus for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR REDEMPTIONS.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF NET ASSETS, DECEMBER 31, 2001

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                       PAR (000)       VALUE
---------------------------------------                       ---------    ------------
U.S. TREASURY OBLIGATIONS -- 87.7%
  U.S. Treasury Notes -- 33.2%
    6.375%, due 01/31/02....................................   $15,000     $ 15,051,489
    6.250%, due 02/28/02....................................    15,000       15,097,349
    6.500%, due 03/31/02....................................     5,000        5,050,681
    6.250%, due 07/31/02....................................    10,000       10,252,354
                                                                           ------------
                                                                             45,451,873
                                                                           ------------
  U.S. Treasury Bills -- 54.5%
    2.175%, due 01/03/02....................................    20,000       19,997,583
    3.240%, due 01/07/02....................................    15,000       14,978,400
    1.645%, due 02/14/02....................................     5,000        4,989,947
    1.650%, due 03/14/02....................................     5,000        4,983,500
    1.900%, due 04/04/02....................................    15,000       14,926,375
    2.140%, due 04/04/02....................................     5,000        4,972,358
    1.680%, due 04/11/02....................................     5,000        4,977,083
    1.680%, due 05/02/02....................................     5,000        4,971,767
                                                                           ------------
                                                                             74,797,013
                                                                           ------------
  Total U.S. Treasury Obligations (Cost $120,248,886)                       120,248,886
                                                                           ------------
REPURCHASE AGREEMENT -- 11.5%
  PNC Capital Markets Repurchase Agreement 1.33%,
    due 01/02/02 (dated 12/31/01; proceeds $15,771,165,
    collateralized by $12,320,000 U.S. Treasury Notes,
    10.375%
    due 11/15/12, valued at $15,923,600) (Cost
    $15,770,000)............................................    15,770       15,770,000
                                                                           ------------
                                                               SHARES
                                                              ---------
SHORT-TERM INVESTMENT -- 0.1%
  BlackRock Provident Institutional Funds -- T-Fund (Cost
    $129,711)...............................................   129,711          129,711
                                                                           ------------
TOTAL INVESTMENTS -- 99.3% (COST $136,148,597*)                             136,148,597
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%
  Due From Advisor..........................................                      5,410
  Other Assets..............................................                  1,070,810
  Accrued Administration Expense............................                    (10,984)
  Accrued Custody Expense...................................                     (4,474)
  Accrued Transfer Agent Expense............................                    (19,378)
  Other Liabilities.........................................                    (54,134)
                                                                           ------------
                                                                                987,250
                                                                           ------------
NET ASSETS -- 100% (Equivalent to $1.00 per share based on
  137,136,495 shares of capital stock outstanding)                         $137,135,847
                                                                           ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($137,135,847 / 137,136,495 shares outstanding)                          $       1.00
                                                                           ============

------------
* Aggregate cost for federal income tax purposes is substantially the same. See accompanying notes to financial statements.

THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
STATEMENT OF NET ASSETS, DECEMBER 31, 2001

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                        SHARES         VALUE
---------------------------------------                       ---------    -----------
COMMON STOCK -- 66.5%
  Banks -- 1.5%
     +Mellon Financial Corp. ...............................     3,400     $   127,908
                                                                           -----------
  Broadcasting & Publishing -- 0.6%
     *Gemstar -- TV Guide International, Inc................     1,670          46,259
                                                                           -----------
  Business Services -- 2.6%
     *Concord EFS, Inc. ....................................     2,150          70,477
     *Ebay, Inc. ...........................................       860          57,534
     *Fiserv, Inc. .........................................       920          38,934
     Paychex, Inc...........................................     1,520          53,261
                                                                           -----------
                                                                               220,206
                                                                           -----------
  Communications -- 6.1%
     *Comcast Corp., Class A................................     1,880          67,680
     *Nextel Communications, Inc. Class A...................     3,840          42,086
     +*Performance Technologies, Inc. ......................    10,000         133,200
     *QUALCOMM, Inc.........................................     3,800         191,900
     *Williams Communications Group, Inc. ..................     4,111           9,661
     WorldCom, Inc. -- MCI Group............................       216           2,743
     *WorldCom, Inc. -- WorldCom Group......................     4,430          62,374
                                                                           -----------
                                                                               509,644
                                                                           -----------
  Computers -- 5.7%
     *Apple Computer, Inc. .................................     2,050          44,895
     *Cisco Systems, Inc. ..................................    10,850         196,493
     *Dell Computer, Inc. ..................................     3,840         104,371
     *Siebel Systems, Inc. .................................     2,100          58,758
     *Sun Microsystems, Inc. ...............................     5,780          71,325
                                                                           -----------
                                                                               475,842
                                                                           -----------
  Drugs and Healthcare -- 6.3%
     *Amgen, Inc. ..........................................     1,940         109,494
     *Biogen, Inc. .........................................       690          39,572
     *Chiron Corp. .........................................     1,020          44,717
     *IDEC Pharmaceuticals Corp. ...........................       670          46,183
     *Immunex Corp. ........................................     2,890          80,082
     McKesson HBOC, Inc. ...................................     1,200          44,880
     *MedImmune, Inc. ......................................       890          41,252
     +Pfizer, Inc. .........................................     3,000         119,550
                                                                           -----------
                                                                               525,730
                                                                           -----------

THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
STATEMENT OF NET ASSETS, DECEMBER 31, 2001 (CONTINUED)

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                        SHARES         VALUE
---------------------------------------                       ---------    -----------
COMMON STOCK (CONTINUED)
  Electronic Components -- Semiconductors -- 10.4%
     *Altera Corp. .........................................     2,460     $    52,201
     *Applied Materials, Inc. ..............................     1,790          71,779
     *Flextronics International Ltd. .......................     2,330          55,897
     Intel Corp. ...........................................     9,700         305,065
     *JDS Uniphase Corp. ...................................     5,610          48,975
     *KLA-Tencor Corp. .....................................       970          48,073
     Linear Technology Corp. ...............................     1,850          72,224
     *Maxim Integrated Products, Inc. ......................     1,980         103,970
     *Vishay Intertechnology, Inc. .........................     2,100          40,950
     *Xilinx, Inc. .........................................     1,960          76,538
                                                                           -----------
                                                                               875,672
                                                                           -----------
  Energy -- 1.7%
     +Duke Energy Corp. ....................................     3,600         141,336
                                                                           -----------
  Entertainment -- 1.2%
     + Walt Disney Co. .....................................     4,700          97,384
                                                                           -----------
  Finance -- 9.7%
     iShares Dow Jones U.S.Technology Sector Index Fund.....     7,700         409,640
     *Nasdaq-100 Index Tracking Stock.......................    10,300         402,730
                                                                           -----------
                                                                               812,370
                                                                           -----------
  Food & Food Distributors -- 1.6%
     +*Kroger Co. ..........................................     4,400          91,828
     *Starbucks Corp. ......................................     2,170          41,339
                                                                           -----------
                                                                               133,167
                                                                           -----------
  Freight & Shipping -- 2.5%
     +*FedEx Corp. .........................................     4,000         207,520
                                                                           -----------
  Manufacturing -- 0.5%
     Nordson Corp. .........................................     1,700          44,897
                                                                           -----------
  Medical Equipment & Supplies -- 1.2%
     Biomet, Inc. ..........................................     1,400          43,260
     *Genzyme Corp. ........................................     1,000          59,860
                                                                           -----------
                                                                               103,120
                                                                           -----------

THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
STATEMENT OF NET ASSETS, DECEMBER 31, 2001 (CONTINUED)

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                        SHARES         VALUE
---------------------------------------                       ---------    -----------
COMMON STOCK (CONTINUED)
  Mining -- 1.3%
     *Glamis Gold Ltd. .....................................    17,000     $    61,370
     *Inco Ltd. ............................................     2,700          45,738
                                                                           -----------
                                                                               107,108
                                                                           -----------
  Oil & Natural Gas -- 2.6%
     +*Key Production Co., Inc. ............................     8,000         136,000
     +Williams Cos., Inc. ..................................     3,200          81,664
                                                                           -----------
                                                                               217,664
                                                                           -----------
  Retail Merchandising -- 1.1%
     *Bed, Bath & Beyond, Inc. .............................     1,480          50,172
     *Costco Wholesale Corp. ...............................       900          39,942
                                                                           -----------
                                                                                90,114
                                                                           -----------
  Software -- 9.9%
     *Check Point Software Technologies Ltd. ...............       890          35,502
     *Intuit, Inc. .........................................     1,010          43,188
     *Microsoft Corp. ......................................     7,390         489,588
     *Oracle Corp. .........................................     9,200         127,052
     *PeopleSoft, Inc. .....................................     1,640          65,928
     *Veritas Software Corp. ...............................     1,670          74,848
                                                                           -----------
                                                                               836,106
                                                                           -----------
          Total Common Stock (Cost $5,647,574)                               5,572,047
                                                                           -----------
                                                              PAR (000)
                                                              ---------
U.S. TREASURY OBLIGATIONS -- 36.0%
  U.S. Treasury Notes -- 24.1%
     6.250%, due 02/28/02...................................   $ 2,000       2,014,376
                                                                           -----------
  U.S. Treasury Bills -- 11.9%
     3.700%, due 02/28/02...................................     1,000         997,320
                                                                           -----------
          Total U.S. Treasury Obligations (Cost $3,007,019)                  3,011,696
                                                                           -----------
REPURCHASE AGREEMENT -- 4.5%
  PNC Capital Markets Repurchase Agreement 1.33%, due
     01/02/02 (dated 12/31/01; proceeds $374,028
     collateralized by $310,000 U.S. Treasury Notes, 9.375%
     due 02/15/06, valued at $379,750) (Cost $374,000)......       374         374,000
                                                                           -----------

THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
STATEMENT OF NET ASSETS, DECEMBER 31, 2001 (CONTINUED)

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                        SHARES         VALUE
---------------------------------------                       ---------    -----------
SHORT-TERM INVESTMENT -- 0.0%
  BlackRock Provident Institutional Funds -- T-Fund (Cost
     $1,398)................................................     1,398     $     1,398
                                                                           -----------
                                                              NUMBER OF
             NAME/EXPIRATION DATE/STRIKE PRICE                CONTRACTS
             ---------------------------------                ---------
OPTIONS -- 0.6%
  Call Options Purchased -- 0.3%
     Brystol Myers Squibb/January '02/$55...................        20             500
     Nasdaq-100 Index Tracking Stock/March '02/$41..........       100          20,000
     United Parcel Service, Inc./January '02/$55............        30           2,400
     Walgreen, Co./January '02/$35..........................        29             870
                                                                           -----------
                                                                                23,770
                                                                           -----------
  Put Options Purchased -- 0.3%
     Nasdaq-100 Shares/March '02/$38........................       100          22,000
                                                                           -----------
          Total Options Purchased (Cost $83,507)............                    45,770
                                                                           -----------
TOTAL INVESTMENTS -- 107.6% (COST $9,113,498**).............                 9,004,911

LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.6)%
  Cash Segregated at Broker for Securities Sold Short.......                 1,200,251
  Receivable for Securities Sold............................                   660,608
  Receivable for Fund Shares Purchased......................                     3,000
  Other Assets..............................................                    75,613
  Payable for Fund Shares Redeemed..........................                    (7,410)
  Payable for Securities Purchased Long.....................                (1,160,200)
  Securities Sold Short, at Value (proceeds $1,216,393).....                (1,275,536)
  Call Options Written, at Value (proceeds $24,953).........                   (39,165)
  Accrued Advisor Expense...................................                   (11,002)
  Accrued Administration Expense............................                    (4,260)
  Accrued Custody Expense...................................                    (3,286)
  Accrued Transfer Agent Expense............................                   (22,688)
  Other Liabilities.........................................                   (50,940)
                                                                           -----------
                                                                              (635,015)
                                                                           -----------

THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
STATEMENT OF NET ASSETS, DECEMBER 31, 2001 (CONCLUDED)

                                                                   VALUE
                                                                -----------
NET ASSETS -- 100.0% (APPLICABLE TO 1,005,569 CLASS A SHARES
  AND 15,344 CLASS S SHARES, $.01 PAR VALUE PER SHARE,
  ISSUED AND OUTSTANDING)...................................    $ 8,369,896
                                                                ===========
NET ASSET VALUE AND REDEMPTION PRICE PER CLASS A SHARE
  ($8,239,181 / 1,005,569)..................................    $      8.19
                                                                ===========
MAXIMUM OFFERING PRICE PER CLASS A SHARE ($8.19 / 0.985)....    $      8.31
                                                                ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER CLASS S
  SHARE
  ($130,715 / 15,344).......................................    $      8.52
                                                                ===========

------------
 + Security position is held either entirely or partially in a segregated account as collateral for securities sold short.

 *  Non-income producing security.

 ** Aggregate cost for federal income tax purposes was $9,222,027. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Gross Appreciation........................................  $  83,729
   Gross Depreciation........................................   (300,845)
                                                               ---------
      Net Depreciation.......................................  $(217,116)
                                                               =========

See accompanying notes to financial statements.

THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
SCHEDULE OF CALL OPTIONS WRITTEN, DECEMBER 31, 2001

                                                              SHARES
                                                              SUBJECT
NAME/EXPIRATION DATE/STRIKE PRICE                             TO CALL     VALUE
---------------------------------                             -------    -------
  COMMON STOCKS
     Walt Disney Co./January '02/$20........................   4,700     $ 4,935
     Duke Energy Corp./January '02/$40......................   3,600       3,420
     FedEx Corp./January '02/$45............................   4,000      30,000
     Kroger Co./January '02/$30.............................   4,400         660
     Pfizer, Inc./January '02/$45...........................   3,000         150
                                                                         -------
TOTAL CALL OPTIONS WRITTEN (PREMIUMS RECEIVED $24,953)......             $39,165
                                                                         -------

See accompanying notes to financial statements.

THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT, DECEMBER 31, 2001

NAME OF ISSUER                                                SHARES      VALUE
--------------                                                ------    ----------
  COMMON STOCKS
     Bank of New York Co., Inc. ............................  2,700     $  110,160
     Cincinnati Financial Corp. ............................  2,300         87,745
     Dollar General Corp. ..................................    525          7,823
     Ericsson Co. ..........................................  8,000         41,760
     Footstar, Inc. ........................................  1,400         43,820
     Great Plains Energy, Inc. .............................  5,000        126,000
     Maytag Corp. ..........................................  3,200         99,296
     Navistar International Corp. ..........................  3,400        134,300
     PriceSmart, Inc. ......................................  4,000        140,000
     Qwest Communications International, Inc. ..............  3,000         42,390
     Resmed, Inc. ..........................................  1,700         91,664
     Telefonos de Mexico S.A. ADR...........................  1,400         49,028
     Triquint Semiconductor, Inc. ..........................  2,800         34,328
     United Parcel Service, Inc. ...........................  3,000        163,500
     Walgreen Co. ..........................................  2,900         97,614
     Zimmer Holdings, Inc. .................................    200          6,108
                                                                        ----------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $1,216,393)...........            $1,275,536
                                                                        ----------

See accompanying notes to financial statements.

THE WEISS FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                    WEISS              WEISS
                                                                TREASURY ONLY        MILLENNIUM
                                                              MONEY MARKET FUND   OPPORTUNITY FUND
                                                              -----------------   ----------------
INVESTMENT INCOME:
  Dividends.................................................     $       --          $  29,578
  Interest..................................................      5,585,173            261,509
                                                                 ----------          ---------
    Total Investment Income.................................      5,585,173            291,087
                                                                 ----------          ---------
EXPENSES:
  Investment advisory fees..................................        686,402            155,376
  Administration fees.......................................        126,663            103,980
  Transfer agent fees.......................................        128,204            100,655
  Registration and filing fees..............................         23,624             29,663
  Legal fees................................................        140,080             13,861
  Custodian fees............................................         21,103             33,510
  Printing fees.............................................         34,329              1,511
  Audit fees................................................          9,042             15,084
  Insurance fees............................................          8,765                864
  Amortization of organizational costs......................          3,978                 --
  Trustees' fees............................................         11,098                720
  12b-1 Distribution fees...................................             --                304
  Margin interest expenses..................................             --                 52
  Dividend expenses.........................................             --             36,703
                                                                 ----------          ---------
                                                                  1,193,288            492,283
  Less: expenses waived and reimbursed......................       (382,214)           (55,973)
  Less: fees paid indirectly................................             --           (140,291)
                                                                 ----------          ---------
    Total expenses..........................................        811,074            296,019
                                                                 ----------          ---------
    Net investment income (loss)............................      4,774,099             (4,932)
                                                                 ----------          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investment securities................             --           (680,554)
  Net realized loss on closed short positions and
    securities..............................................             --             (7,906)
  Net realized gain from expiration or closing of option
    contracts written.......................................             --            157,542
  Net change in unrealized depreciation of investment
    securities..............................................             --            216,743
  Net change in unrealized appreciation on short positions
    and securities..........................................             --           (168,650)
  Net change in unrealized depreciation on call options
    written.................................................                           (14,212)
                                                                 ----------          ---------
    Net realized and unrealized loss on investments.........             --           (497,037)
                                                                 ----------          ---------
Net increase (decrease) in net assets resulting from
  operations................................................     $4,774,099          $(501,969)
                                                                 ==========          =========

See accompanying notes to financial statements.

THE WEISS FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                    WEISS TREASURY ONLY
                                                                     MONEY MARKET FUND
                                                              --------------------------------
                                                              FOR THE YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                   2001              2000
                                                              --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  Operations:
    Net investment income...................................   $  4,774,099      $  6,343,236
                                                               ------------      ------------
    Net increase in net assets resulting from operations....      4,774,099         6,343,236
  Distributions:
    From net investment income ($.03 and $.06 per share,
     respectively)..........................................     (4,774,099)       (6,343,236)
  Capital share transactions:
    Net increase from capital share transactions............      7,082,983        11,123,323
                                                               ------------      ------------
    Total increase in net assets............................      7,082,983        11,123,323
NET ASSETS
  Beginning of year.........................................    130,052,864       118,929,541
                                                               ------------      ------------
  End of year...............................................   $137,135,847      $130,052,864
                                                               ============      ============

                                                                      WEISS MILLENNIUM
                                                                      OPPORTUNITY FUND
                                                              --------------------------------
                                                              FOR THE YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                   2001              2000
                                                              --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  Operations:
    Net investment income (loss)............................   $     (4,932)     $     46,321
    Net realized loss on investment securities..............       (530,918)       (2,041,740)
    Net change in unrealized appreciation (depreciation) on
     investment securities..................................         33,881          (708,709)
                                                               ------------      ------------
    Net decrease in net assets resulting from operations....       (501,969)       (2,704,128)
  Distributions:
    From net investment income:
      Class A ($.00 and $.03 per share, respectively).......             --           (48,245)
  Capital share transactions:
    Class A.................................................     (3,983,210)       (1,323,859)
    Class S.................................................         14,319           150,373
                                                               ------------      ------------
    Net decrease from capital share transactions............     (3,968,891)       (1,173,486)
                                                               ------------      ------------
    Total decrease in net assets............................     (4,470,860)       (3,925,859)
NET ASSETS
  Beginning of year.........................................     12,840,756        16,766,615
                                                               ------------      ------------
  End of year (including undistributed net investment income
    of $0 and $7, respectively).............................   $  8,369,896      $ 12,840,756
                                                               ============      ============

See accompanying notes to financial statements.

THE WEISS FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                          WEISS TREASURY ONLY MONEY MARKET FUND
                                                  ------------------------------------------------------
                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                  ------------------------------------------------------
                                                    2001        2000        1999       1998       1997
                                                  --------    --------    --------    -------    -------
NET ASSET VALUE, BEGINNING OF YEAR:               $   1.00    $   1.00    $   1.00    $  1.00    $  1.00
                                                  --------    --------    --------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.........................      0.03        0.06        0.04       0.05       0.05
                                                  --------    --------    --------    -------    -------
    Total from investment operations............      0.03        0.06        0.04       0.05       0.05
                                                  --------    --------    --------    -------    -------
LESS DISTRIBUTIONS:
  From net investment income....................     (0.03)      (0.06)      (0.04)     (0.05)     (0.05)
                                                  --------    --------    --------    -------    -------
NET ASSET VALUE, END OF YEAR:                     $   1.00    $   1.00    $   1.00    $  1.00    $  1.00
                                                  ========    ========    ========    =======    =======
TOTAL RETURN....................................      3.54%       5.65%       4.35%      4.67%      4.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)...................  $137,136    $130,053    $118,930    $69,049    $33,361
Ratio of expenses to average net assets(1)......      0.59%       0.50%       0.50%      0.53%      0.50%
Ratio of net investment income to average net
  assets(2).....................................      3.48%       5.51%       4.24%      4.55%      4.60%

------------
(1) Expense ratios before waivers and reimbursement of expenses for the years ended December 31, 2001, 2000, 1999, 1998 and 1997 would have been 0.87%,
    0.90%, 0.92%, 1.14% and 1.69%, respectively.

(2) Net investment income ratios before waivers and reimbursement of expenses for the years ended December 31, 2001, 2000, 1999, 1998 and 1997 would have been 3.20%, 5.11%, 3.82%, 3.94%, and 3.41%, respectively.

See accompanying notes to financial statements.

THE WEISS FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                WEISS MILLENNIUM OPPORTUNITY FUND
                                    -----------------------------------------------------------------------------------------
                                                     FOR THE YEAR ENDED DECEMBER 31,
                                    -----------------------------------------------------------------
                                                 2001                              2000
                                    -------------------------------   -------------------------------   FOR THE PERIOD ENDED
                                    CLASS A SHARES   CLASS S SHARES   CLASS A SHARES   CLASS S SHARES   DECEMBER 31, 1999(4)*
                                    --------------   --------------   --------------   --------------   ---------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD:                              $  8.67          $  9.03          $ 10.19          $ 10.19              $ 10.00
                                       -------          -------          -------          -------              -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)....          --            (0.02)            0.03               --                 0.01
  Net realized and unrealized gain
    (loss) on investments.........       (0.48)           (0.49)           (1.52)           (1.16)                0.19
                                       -------          -------          -------          -------              -------
    Net investment income
      (loss)......................       (0.48)           (0.51)           (1.49)           (1.16)                0.20
                                       -------          -------          -------          -------              -------
LESS DISTRIBUTIONS:
  From net investment income......          --               --            (0.03)              --                (0.01)
                                       -------          -------          -------          -------              -------
NET ASSET VALUE, END OF PERIOD:        $  8.19          $  8.52          $  8.67          $  9.03              $ 10.19
                                       =======          =======          =======          =======              =======
TOTAL RETURN......................       (5.54)%          (5.65)%         (14.60)%         (11.38)%               2.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...     $ 8,239          $   131          $12,717          $   124              $16,767
Ratio of expenses to average net
  assets(1).......................        2.85%            3.10%            3.82%            4.07%                2.55%(3)
Ratio of net investment income
  (loss) to average net
  assets(2).......................       (0.04)%          (0.29)%           0.28%            0.03%                1.24%(3)
Portfolio turnover................      2397.4%          2397.4%           989.7%           989.7%                82.0%

------------
(1) Annualized expense ratios before waivers and reimbursement of expenses for the years ended December 31, 2001 and 2000, and the period ended December 31, 1999 would have been 4.75% (Class A), 5.00% (Class S), 5.15% (Class A), 5.40% (Class S), and 6.27%, respectively, which included the margin and dividend expenses. Without the margin and dividend expenses, the ratios would have been 4.39% (Class A), 4.64% (Class S), 3.83% (Class A), 4.08% (Class S), and 6.22%, respectively. Annualized expense ratios after waivers and reimbursement of expenses for the years ended December 31, 2001 and 2000, and the period ended December 31, 1999, excluding the margin and dividend expenses, would have been 2.50% (Class A), 2.75% (Class S), 2.50% (Class A), 2.75% (Class S), and 2.50%, respectively.

(2) Annualized net investment income ratio before waivers and reimbursement and exclusive of margin and dividend expenses for the years ended December 31, 2001 and 2000, and the period ended December 31, 1999 would have been (1.58)% (Class A), (1.83)% (Class S), 0.26% (Class A), 0.01% (Class S), and
    (2.43)%, respectively.

(3) Annualized.

(4) For the period ended December 31, 1999, Class S shares of Weiss Millennium Opportunity Fund had nominal activities thus the financial highlights for that class are combined with those of Class A shares.

* Commencement of operations was September 21, 1999.

See accompanying notes to financial statements.

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

1.  FUND ORGANIZATION

The Weiss Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1995 as Weiss Treasury Fund. The Trust is a series fund that is authorized to issue shares of beneficial interest in the following funds: Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund (individually, a "Fund", and collectively, the "Funds"). The Funds commenced operations on the following dates:

                     Weiss Treasury Only Money Market Fund
                                 June 28, 1996
                       Weiss Millennium Opportunity Fund
                               September 21, 1999

The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to the Funds' investment objectives and policies. The Trustees delegate the day-to-day management of the Funds to the officers of the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation: For the Weiss Millennium Opportunity Fund, investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price on the securities exchange in which the securities are traded as of the close of business on the day the securities are being valued. Lacking any sales, the securities are valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange. An exchange traded option or futures contract and other financial instruments are valued at the last reported sale price prior to 4:00 p.m. (Eastern Time) as quoted on the principal exchange or board of trade on which such option or contract is traded. Lacking any sales, the option or futures contract is valued at the Calculated Mean. Debt securities, other than short-term securities, are valued at bid prices supplied by the Funds' pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities having maturities of less than sixty days are valued at amortized cost. Weiss Treasury Only Money Market securities are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any applicable discount or premium.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Each Fund's expenses are also accrued daily. Net investment income for each Fund consists of all interest income accrued and dividend income recognized on the Funds' assets, less accrued expenses.

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Dividends and Distributions to Shareholders: Dividends from Weiss Treasury Only Money Market Fund's net investment income are declared daily and paid monthly. Weiss Treasury Only Money Market Fund intends to pay accrued dividends on the last business day of each month. Dividends from Weiss Millennium Opportunity Fund's income are declared and paid annually. Each Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement. Distributions are recorded by the Funds on the ex-dividend date.

Federal Income Taxes: Each Fund is classified as a separate taxable entity for Federal income tax purposes. Each Fund intends to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. Net investment income and short-term gains are taxed as ordinary income. Ordinary income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Such determinations may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains.

Repurchase Agreements: The Funds may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. In connection therewith, the Trust's Custodian receives and holds collateral of not less than 100.5% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral.

Organizational Costs: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations. All organization expenses of Weiss Treasury Only Money Market Fund were amortized using the straight-line method over a period of five years from the date of commencement of operations.

Fees Paid Indirectly: The Manager has directed certain portfolio trades of Weiss Millennium Opportunity Fund to a broker who paid a portion of the Fund's expenses. For the year ended December 31, 2001, the Fund's expenses were reduced by $140,291 under this arrangement. The Fund's administration fees were reduced by $53,413, custodian fees by $16,768 and transfer agent fees by $70,110.

3. INVESTMENT MANAGER, DISTRIBUTOR, ADMINISTRATOR, AND OTHER RELATED PARTY TRANSACTIONS

Weiss Money Management, Inc. (the "Manager") serves as the Investment Manager to the Funds. Under investment advisory agreements with the Funds, the Manager provides continuous advice and

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

recommendations concerning the Funds' investments. To compensate the Manager for its services, Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund have agreed to pay monthly a fee at the annual rates of 0.50% and 1.50%, respectively, of their respective average daily net assets. The Manager may from time to time waive all or a portion of its fees payable by a Fund. Certain officers of the Manager serve as President, Vice President, Secretary and Trustee to the Trust.

Weiss Funds, Inc. (the "Distributor"), a registered broker-dealer and wholly owned subsidiary of the Manager, serves as the Trust's Distributor. For the year ended December 31, 2001, the Distributor received from sales of Class A shares of Weiss Millennium Opportunity Fund $1,800 in sales commissions. Under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, Weiss Millennium Opportunity Fund reimburses the Distributor for distribution and/or service fee payments made to brokers and other financial institutions at an annual rate of 0.25% of the average net assets attributable to the Fund's Class S shares. The Distributor may use such fee for purposes of, among other things, advertising and marketing Class S shares of Weiss Millennium Opportunity Fund. For the year ended December 31, 2001, such fees of $304 are reflected as 12b-1 distribution fees on the Statement of Operations of which $299 were paid to Fidelity Capital Markets acting as broker.

PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Trust's Administrator and, in that capacity, performs various administrative and accounting services for each Fund. PFPC also serves as the Trust's Transfer Agent, dividend disbursing agent and registrar. An officer of PFPC serves as Treasurer to the Trust.

PFPC Trust Company serves as the Custodian for the Fund's portfolio securities and cash.

For the year ended December 31, 2001, the Manager contractually agreed to limit Weiss Treasury Only Money Market Fund's expense ratio at 0.60% (exclusive of extraordinary and certain other expenses). For the month of January 2001, the Weiss Treasury Only Money Market Fund expense ratio was voluntarily limited by the Manager to 0.50%, exclusive of extraordinary expenses. For the year ended December 31, 2001, the Manager voluntarily agreed to limit the expense ratio for Weiss Millennium Opportunity Fund at 2.50%, exclusive of Rule 12b-1 fees and other extraordinary expenses. In order to maintain these ratios, the Manager has waived a portion of its fees, which amounted to $382,214 for Weiss Treasury Only Money Market Fund and $55,973 for Weiss Millennium Opportunity Fund.

Dechert serves as legal counsel to the Trust.

Each non-interested Trustee receives an annual fee of $1,500, $500 for each Board meeting attended, $250 for each Audit Committee or other meeting attended, plus reimbursement of out-of-pocket expenses for serving in that capacity. No person who is an officer, trustee, or employee of the Manager, Distributor, Administrator, or of any parent or subsidiary thereof, who serves as officer, trustee, or employee of the Trust receives any compensation from the Trust.

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

4.  NET ASSETS

At December 31, 2001, the Funds' net assets consisted of:

                       WEISS TREASURY ONLY   WEISS MILLENNIUM
                        MONEY MARKET FUND    OPPORTUNITY FUND
                       -------------------   ----------------
Paid in Capital......      $137,136,495        $11,314,012
Undistributed net
  investment
  income.............                --                 --
Accumulated net
  realized loss on
  investments........              (648)        (2,762,174)
Unrealized
  depreciation on
  investments........                --           (181,942)
                           ------------        -----------
                           $137,135,847        $ 8,369,896
                           ============        ===========

5.  INVESTMENT TRANSACTIONS

The following summarizes the aggregate amount of purchases and sales of investment securities, options, and securities sold short, excluding short-term securities, for the year ended December 31, 2001.

                       WEISS MILLENNIUM OPPORTUNITY FUND

                               PURCHASES        SALES
                              ------------   ------------
Long transactions...........  $ 95,208,920   $ 97,142,117
Short sale transactions.....    68,748,978     69,568,062
Option transactions.........       508,379        692,265
                              ------------   ------------
TOTAL.......................  $164,466,277   $167,402,444
                              ============   ============

6.  OPTION TRANSACTIONS

Weiss Millennium Opportunity Fund may write covered call and put options and may purchase call and put options on individual securities and indices written by others. Put and call options give the holder the right to sell and purchase, respectively, and obligates the writer to purchase and sell, respectively, a security at the exercise price at any time before the expiration date.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid. In contrast with options on securities, options on a stock index do not involve delivery of the actual underlying securities and are settled in cash only.

As of December 31, 2001, portfolio securities valued at $657,618 were held in escrow by the custodian as cover for call options written by the Fund. Transactions in options written during the year ended December 31, 2001 were as follows:

                                   NUMBER OF   PREMIUMS
                                   CONTRACTS   RECEIVED
                                   ---------   ---------
Options outstanding at December
  31, 2000                             --      $      --
Options written                       623        182,495
Options terminated in closing
  purchase transactions               (18)        (3,546)
Options expired                      (372)      (147,984)
Options exercised                     (36)        (6,012)
                                     ----      ---------
Options outstanding at December
  31, 2001                            197      $  24,953
                                     ====      =========

7.  SHORT SALE TRANSACTIONS

Short sales are transactions in which Weiss Millennium Opportunity Fund sells a security it does not own in anticipation of a decline in market value of the security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obli-

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

gated to replace the security borrowed by purchasing it on the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash and/or U.S. Government Securities with brokers and other financial institutions exceeds the minimum requirements.

8.  SHARES OF BENEFICIAL INTEREST
The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest each having $0.01 par value.

Transactions in capital shares for the years ended December 31, 2001 and December 31, 2000, respectively, are summarized below.

                                                WEISS TREASURY ONLY MONEY MARKET FUND
                                    --------------------------------------------------------------
                                    YEAR ENDED DECEMBER 31, 2001     YEAR ENDED DECEMBER 31, 2000
                                    -----------------------------    -----------------------------
                                       SHARES           VALUE           SHARES           VALUE
                                    ------------    -------------    ------------    -------------
Shares sold                          105,498,354    $ 105,498,354     90,971,819     $ 90,971,819
Shares reinvested                      4,546,586        4,546,586      6,020,917        6,020,917
Shares repurchased                  (102,961,957)    (102,961,957)   (85,869,413)     (85,869,413)
                                    ------------    -------------    -----------     ------------
Net increase                           7,082,983    $   7,082,983     11,123,323     $ 11,123,323
                                    ------------    -------------    -----------     ------------

                                                 WEISS MILLENNIUM OPPORTUNITY FUND
                                                    YEAR ENDED DECEMBER 31, 2001
                                    ------------------------------------------------------------
                                               CLASS A                         CLASS S
                                    -----------------------------    ---------------------------
                                       SHARES           VALUE          SHARES          VALUE
                                    ------------    -------------    -----------    ------------
Shares sold                              108,238    $     929,328          2,607    $     23,096
Shares reinvested                             --               --             --              --
Shares repurchased                      (570,185)      (4,912,538)          (978)         (8,777)
                                    ------------    -------------    -----------    ------------
Net increase (decrease)                 (461,947)   $  (3,983,210)         1,629    $     14,319
                                    ------------    -------------    -----------    ------------

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

                                                 WEISS MILLENNIUM OPPORTUNITY FUND
                                                    YEAR ENDED DECEMBER 31, 2000
                                    ------------------------------------------------------------
                                               CLASS A                         CLASS S
                                    -----------------------------    ---------------------------
                                       SHARES           VALUE          SHARES          VALUE
                                    ------------    -------------    -----------    ------------
Shares sold                              723,048    $   7,114,272         24,479    $    250,020
Shares reinvested                          5,161           44,920             --              --
Shares repurchased                      (906,483)      (8,483,051)       (10,767)        (99,647)
                                    ------------    -------------    -----------    ------------
Net increase (decrease)                 (178,274)   $  (1,323,859)        13,712    $    150,373
                                    ------------    -------------    -----------    ------------

9.  CAPITAL LOSS CARRYOVERS

Capital loss carryovers for the Funds expire as follows:

                       WEISS TREASURY ONLY    WEISS MILLENNIUM
                        MONEY MARKET FUND     OPPORTUNITY FUND
                       -------------------    ----------------
2006                           $648
2007                                             $  102,576
2008                                             $1,831,573
2009                                             $  493,277

Additionally, Weiss Millennium Opportunity Fund incurred capital losses of $111,813 after October 31, 2001 which are deemed, under tax regulations to occur in the first day of the fund's next fiscal year (January 1, 2002).

THE WEISS FUND
SUPPLEMENTAL INFORMATION -- FUND MANAGEMENT
(UNAUDITED)

Information pertaining to the Trustees and officers* of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 289-8100.

---------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                IN FUND
                            TERM OF OFFICE                                                      COMPLEX
NAME, (DOB), ADDRESS AND    AND LENGTH OF                 PRINCIPAL OCCUPATION(S)               OVERSEEN
 POSITION(S) WITH TRUST     TIME SERVED(1)                  DURING PAST 5 YEARS                BY TRUSTEE
------------------------    --------------                -----------------------              ----------
---------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------
 Esther S. Gordon, 59,    Trustee since       President, Esther's Natural, Inc. (November          2
 4176 Burns Road          November 30, 1995   1999 - present) (vitamin and supplements
 Palm Beach Gardens, FL                       distributor); Office Manager, Nutrition S'Mart
 Trustee                                      (February 2001 - present) (natural food
                                              market).
---------------------------------------------------------------------------------------------------------
 Robert Z. Lehrer, 67,    Trustee since       President, Wyndmoor Sales Co. Inc.                   2
 4176 Burns Road          November 30, 1995   (1985 - present) (textiles).
 Palm Beach Gardens, FL
 Trustee
---------------------------------------------------------------------------------------------------------
 Donald Wilk, 63,         Trustee since       President, Donald Wilk Corporation                   2
 4176 Burns Road          November 30, 1995   (1990 - present) (computer sales and credit
 Palm Beach Gardens, FL                       card processing).
 Trustee
---------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES(2)
---------------------------------------------------------------------------------------------------------
 Martin D. Weiss, 54,     Trustee since       Editor of "Safe Money Report"; President and         2
 4176 Burns Road,         November 30, 1995,  Director, Weiss Group, Inc. (1971 - present);
 Palm Beach Gardens, FL   President since     Sole Director, the Manager (November
 President and Trustee    November 19, 2001   1980 - present).
---------------------------------------------------------------------------------------------------------
 Clara Maxcy, 43,         Secretary since     Vice President, the Manager (February 2001 -         2
 4176 Burns Road,         February 11, 2000,  present). Operations Manager, Compliance
 Palm Beach Gardens, FL   Vice President and  Administrator and Corporate Secretary, the
 Vice President,          Trustee since       Manager (August 1996 - February 2001);
 Secretary                November 19, 2001   Financial/Operations Principal, the Distributor
 and Trustee                                  (principal underwriter of the Funds) (January
                                              1996 - present); President, the Distributor
                                              (November 2001 - present); Operations
                                              Manager/Research Assistant, Weiss Research,
                                              Inc. (November 1993 - August 1996).
---------------------------------------------------------------------------------------------------------
OFFICER(S) WHO ARE NOT TRUSTEES
---------------------------------------------------------------------------------------------------------
 J. Barry Clause, 38,     Treasurer since     V.P. and Director of Accounting, PFPC Inc.           2
 103 Bellevue Parkway,    July 27, 2000       (2000 - present), A.V.P. and Accounting
 Wilmington, DE,                              Manager, PFPC Inc. (1992 - 2000) (financial
 Treasurer                                    services)
---------------------------------------------------------------------------------------------------------

------------------------  ---------------------------

                                     OTHER
                                 TRUSTEESHIPS/
                                 DIRECTORSHIPS
NAME, (DOB), ADDRESS AND            HELD BY
 POSITION(S) WITH TRUST             TRUSTEE
------------------------  ---------------------------
---------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------
 Esther S. Gordon, 59,               None
 4176 Burns Road
 Palm Beach Gardens, FL
 Trustee
---------------------------------------------------------------------------------------------------------
 Robert Z. Lehrer, 67,               None
 4176 Burns Road
 Palm Beach Gardens, FL
 Trustee
---------------------------------------------------------------------------------------------------------
 Donald Wilk, 63,                    None
 4176 Burns Road
 Palm Beach Gardens, FL
 Trustee
---------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES(2)
---------------------------------------------------------------------------------------------------------
 Martin D. Weiss, 54,      Director, Weiss Research,
 4176 Burns Road,                    Inc.
 Palm Beach Gardens, FL
 President and Trustee
---------------------------------------------------------------------------------------------------------
 Clara Maxcy, 43,                    None
 4176 Burns Road,
 Palm Beach Gardens, FL
 Vice President,
 Secretary
 and Trustee
---------------------------------------------------------------------------------------------------------
OFFICER(S) WHO ARE NOT T
---------------------------------------------------------------------------------------------------------
 J. Barry Clause, 38,                None
 103 Bellevue Parkway,
 Wilmington, DE,
 Treasurer
---------------------------------------------------------------------------------------------------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is duly elected and qualified.

(2) Dr. Weiss and Ms. Maxcy are deemed to be "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act by virtue of their employment by the Manager.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of
Trustees of The Weiss Fund
Palm Beach Gardens, Florida

     We have audited the accompanying statements of net assets of Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund (the "Funds"), each a series of The Weiss Fund, as of December 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund, as of December 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker
Philadelphia, Pennsylvania
January 11, 2002

Board of Trustees
     Esther S. Gordon
     Robert Z. Lehrer
     Clara Maxcy
     Martin D. Weiss
     Donald Wilk

Officers
     Martin D. Weiss, President                          THE
     J. Barry Clause, Treasurer                                            WEISS
     Clara Maxcy, Vice President and Secretary                              FUND

Investment Manager
     Weiss Money Management, Inc.
     4176 Burns Road
     Palm Beach Gardens, FL 33410

Administrator and Transfer Agent                         [LOGO] WEISS MILLENNIUM
     PFPC Inc.                                                  OPPORTUNITY FUND
     400 Bellevue Pkwy.                                           CLASS A SHARES
     Wilmington, DE 19809                                         CLASS B SHARES

Distributor
     Weiss Funds, Inc.
     4176 Burns Road
     Palm Beach Gardens, FL 33410                        [LOGO]   WEISS TREASURY
                                                                      ONLY MONEY
Counsel                                                              MARKET FUND
     Dechert
     Ten Post Office Square, South
     Boston, MA 02109-4603

Independent Accountants
     Tait, Weller & Baker
     Eight Penn Center Plaza
     Suite 800
     Philadelphia, PA 19103-2108


This report and the financial statements                           ANNUAL REPORT
contained herein are submitted for the general                   TO SHAREHOLDERS
information of shareholders. This report is                    DECEMBER 31, 2001
authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.